THE HUNTINGTON FUNDS

HUNTINGTON VA GROWTH FUND
HUNTINGTON VA NEW ECONOMY FUND
HUNTINGTON GROWTH FUND
HUNTINGTON NEW ECONOMY FUND

INVESTMENT A SHARES
INVESTMENT B SHARES
TRUST SHARES
SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007

1. Under the subsection entitled "Investment Advisor," in the section entitled "Management of the Trust," please delete all four paragraphs pertaining to the Growth Fund or VA Growth Fund (hereinafter referred to as the "Growth Fund") and replace them in their entirety with the following:

      Martina Cheung and Jenny Jiang are jointly and primarily responsible for the day-to-day management of the Growth Fund.1 They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

      Ms. Cheung has served as a Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor's degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

      Ms. Jiang has served as a Portfolio Manager of the Growth Fund since 2007. She is Assistant Vice President of the Advisor. Ms. Jiang joined The Huntington National Bank in 2000 as a senior credit analyst in Corporate Banking. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Jiang received her Bachelor's degree in Civil Engineering from Wuhan University of Technology in China and received her Masters of Accountancy from Virginia Polytechnic Institute and State University. She is also a Certified Public Accountant.

2. Under the subsection entitled "Investment Advisor," in the section entitled "Management of the Trust," please delete the paragraph pertaining to the New Economy Fund or VA New Economy Fund (hereinafter referred to as the "New Economy Fund") in its entirety and replace it with the following:

      Randy Hare has served as the Portfolio Manager of the New Economy Fund2 since 2007. Mr. Hare joined Haberer Registered Investment Advisor, Inc. in 2003 as a Senior Research Analyst. He was a Portfolio Manager/Senior Research Analyst and Assistant Vice President with U.S. Bank Asset Management/FIRMCO from 1997 - 2002. Mr. Hare received his Bachelor's degree in Economics from the University of Cincinnati.


1 For purposes of The Huntington Funds prospectus for the VA portfolios, all references in this supplement to the "Growth Fund" shall read the "VA Growth Fund" therein.

2 For purposes of The Huntington Funds prospectus for the VA portfolios, all references in this supplement to the "New Economy Fund" shall read the "VA New Economy Fund" therein.

                                                                  August 2, 2007

Cusips:
446771206
446327884
446327678
446327876
446771602
446327595
446327587
446327579
37195 (8/07)










THE HUNTINGTON FUNDS

HUNTINGTON VA GROWTH FUND
HUNTINGTON VA NEW ECONOMY FUND
HUNTINGTON GROWTH FUND
HUNTINGTON NEW ECONOMY FUND

INVESTMENT A SHARES
INVESTMENT B SHARES
TRUST SHARES
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION (SAI) DATED MAY 1, 2007

1. In The Huntington Funds SAI for the VA portfolios and in The Huntington Funds SAI for the retail portfolios, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," under the "VA Growth Fund," or "Growth Fund," please delete "Other Accounts Managed by Dr. Bernard Shinkel" in its entirety. (Martina Cheung and Jenny Jiang will remain as portfolio managers of the Huntington VA Growth Fund and Huntington Growth Fund.)

2. In The Huntington Funds SAI for the VA portfolios, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," under the "VA New Economy Fund," please delete "Other Accounts Managed by Dr. Bernard Shinkel" and replace it in its entirety with the following information.

   OTHER ACCOUNTS MANAGED BY         TOTAL NUMBER OF OTHER ACCOUNTS
   RANDY HARE                           MANAGED/TOTAL ASSETS*

   Registered Investment Companies:  1 fund / $132,457,678
   Other Pooled Investment Vehicles: None
   Other Accounts:                   None
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of July 11, 2007.

3. In The Huntington Funds SAI for the retail portfolios, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," under the "New Economy Fund," please delete "Other Accounts Managed by Dr. Bernard Shinkel" and replace it in its entirety with the following information.

   OTHER ACCOUNTS MANAGED BY         TOTAL NUMBER OF OTHER ACCOUNTS
   RANDY HARE                           MANAGED/TOTAL ASSETS*

   Registered Investment Companies:  1 fund / $18,577,914
   Other Pooled Investment Vehicles: None
   Other Accounts:                   None
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of July 11, 2007.

4. In The Huntington Funds SAI for the VA portfolios, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete all references to Dr. Bernard Shinkel. In addition, after the Portfolio Manager account information, please delete the fifth through twelfth paragraphs in their entirety and replace them with the following:

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. HARDY, MS. JIANG, MR. KOSCIK,
MS. MATLOCK, MR. SEASONGOOD AND MR. HARE are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Mr. Hare are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this bonus. Further, beginning January 1, 2005, assets in Florida Tax Free Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria: (1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.

Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

 As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Jiang's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Jiang on a quarterly basis.

In addition please delete the paragraph pertaining to the VA New Economy Fund in its entirety and replace it with the following:

Quarterly, if the VA New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Growth Index, and the VA New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Hare's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA New Economy Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hare on a quarterly basis.



5. In The Huntington Funds SAI for the retail portfolios, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete all references to Dr. Bernard Shinkel. In addition, after the Portfolio Manager account information, please delete the fifth through twelfth paragraphs in their entirety and replace them with the following:

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. HARDY, MS. JIANG, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD, MR. HARE and MS. STYLAREK are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Mr. Hare and Ms. Stylarek are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this bonus. Further, beginning January 1, 2005, assets in Florida Tax Free Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Ms. Jiang, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Mr. Hare and Ms. Stylarek are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria: (1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and
(4) excellence in trading and placement within the Funds.

Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Mr. Hare and Ms. Stylarek are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Jiang's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Jiang on a quarterly basis.

In addition please delete the paragraph pertaining to the New Economy Fund in its entirety and replace it with the following:

Quarterly, if the New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Index, and the New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Hare's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the New Economy Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hare on a quarterly basis.





                                                                  August 2, 2007



Cusips:
446771206
446327884
446327678
446327876
446771602
446327595
446327587
446327579
37196 (8/07)